UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 12b-25


SEC FILE NUMBER  000-18980

NOTIFICATION OF LATE FILING
Form 10-K
Form N-SAR
For Period Ended: April 30, 2002


If the notification relates to a portion of the filing checked above, Identify the Item(s) to which the notification relates:
______________________________________________________________________
      PART I -- REGISTRANT INFORMATION

	Process Equipment
_______________________________________________
      Full Name of Registrant

 ____________________________________________________________________
      Former Name if Applicable

      26569 Corporate Ave
_________________________________________________
      Address of Principal Executive Office (Street and Number)

	Hayward, CA  94545
_____________________________________________________________________
      City, State and Zip Code

PART II -- RULES 12b-25(b) AND (c)
If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)
(a) The reasons described in reasonable detail in Part III of
(b) this form
      could not be eliminated without unreasonable effort or expense;
(c) The subject annual report, semi-annual report, transition report
(d)  on       Form 10-K, Form 20-F,11-K or Form N-SAR, or portion
(e) thereof, will be filed       on or before the fifteenth calendar
(f) day following the prescribed due date;       or the subject
(g) quarterly report of transition report on Form 10-Q, or
      portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
      (c) The accountant's statement or other exhibit required by
Rule 12b-25(c)       has been attached if applicable.

PART III -- NARRATIVE

We are experiencing a delay in the audit portion of our financial statements.

PART IV-- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification


      Inna Reznikov
      (510)782-5122

(2) Have all other periodic reports reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the
Investment Company Act of 1940 during the preceeding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). Yes
________________________________________________________________________

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? No
If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.



Process Equipment, Inc
has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date_07/31/2002 By  George P. Cortessis
INSTRUCTION: The form may be signed by an executive officer of the registrant of by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (orther than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.
ATTENTION
      International misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).